Earnings / (Loss) Per Share	6 Months Ended
Jun. 30, 2025
Earnings / (Loss) Per Share [Abstract]
EARNINGS / (LOSS) PER SHARE
27.	EARNINGS / (LOSS) PER SHARE

The calculation of basic earnings / (loss) per share is based on the profit or loss attributable to ordinary equity shareholders of the Group and the weighted average number of ordinary shares outstanding for the six months ended June 30, 2025 and 2024.

Diluted earnings / (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods.

For the six months ended June 30, 2025, the potential ordinary shares related to the outstanding share awards, the promissory note, June 2025 convertible senior notes, and options issued in the Norway Acquisition were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive. For the six months ended June 30, 2024, the potential ordinary shares related to the outstanding share awards, the promissory note, warrants recorded in the derivative liabilities, and options issued in the Norway Acquisition were similarly excluded from the diluted loss per share calculation, as their inclusion would have been anti-dilutive.

The following reflects the profit / (loss) and share data used in the basic and diluted earnings / (loss) per ordinary share computations:

	Periods ended June 30,
In thousands of USD, except for the per share data	2025	2024
Profit / (loss) attributable to ordinary equity shareholders of the Group	261,740	(17,137)
Weighted average number of ordinary shares outstanding (thousand shares)	192,095	120,686
Basic earnings / (loss) per share (In USD)	1.36	(0.14)

Profit / (loss) attributable to ordinary equity shareholders of the Group	261,740	(17,137)
Adjustments for potential dilutive instruments:
- Impact of derivative liabilities related to the warrants	(42,622)	-
- Impact of derivative liabilities and interest expense related to the August 2024 and November 2024 convertible senior notes	(352,302)	-
Loss attributable to ordinary equity shareholders of the Group for diluted EPS	(133,184)	(17,137)

Weighted average number of ordinary shares outstanding (thousand shares)	192,095	120,686
Effect of potential dilutive ordinary shares:
- Assumed exercise of warrants (thousand shares)	1,170	-
- Assumed conversion of the August 2024 and November 2024 convertible senior notes (thousand shares)	35,681	-
Weighted average number of shares outstanding for diluted EPS (thousand shares)	228,946	120,686

Diluted loss per share (In USD)	(0.58)	(0.14)

(1)	Each Class A ordinary share carries 1 vote and each Class V ordinary share carries 10 votes. All classes of shares are entitled to dividend and rank pari passu except for voting rights. They are included in the ordinary shares and the shareholders of the shares are referred to as the ordinary equity shareholders in the context of notes and presentations of earnings per share.